UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

RNC Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 99.1%
	Basic Materials – 3.7%
10,000	International Paper Co.	$628,600

	Communications – 13.1%
13,200	AT&T, Inc.	494,340
11,600	Cisco Systems, Inc.	481,864
6,200	Omnicom Group, Inc.	475,230
15,000	Verizon Communications, Inc.	811,050
		2,262,484
	Consumer, Non-cyclical – 26.9%
5,400	AbbVie, Inc.	605,988
8,700	Altria Group, Inc.	611,958
2,200	Amgen, Inc.	409,310
11,000	Bristol-Myers Squibb Co.	688,600
6,400	Eli Lilly & Co.	521,280
8,600	General Mills, Inc.	503,014
2,600	Johnson & Johnson	359,294
16,300	Pfizer, Inc.	603,752
3,000	Philip Morris International, Inc.	321,690
		4,624,886
	Energy – 16.2%
5,400	Chevron Corp.	676,890
4,600	Phillips 66	471,040
7,000	Royal Dutch Shell PLC - Class A - ADR[1]	491,680
6,400	Schlumberger Ltd.[1]	470,912
11,700	TOTAL S.A. - ADR[1]	679,302
		2,789,824
	Financial – 18.8%
800	BlackRock, Inc.	449,440
5,100	JPMorgan Chase & Co.	589,917
10,100	MetLife, Inc.	485,507
7,200	SunTrust Banks, Inc.	509,040
3,100	Travelers Cos., Inc.	464,752
11,100	Wells Fargo & Co.	730,158
		3,228,814
	Industrial – 6.8%
1,700	Boeing Co.	602,429
4,400	United Parcel Service, Inc. - Class B	560,208
		1,162,637
	Technology – 13.6%
11,700	Intel Corp.	563,238
7,800	Microsoft Corp.	741,078
7,500	QUALCOMM, Inc.	511,875

RNC Genter Dividend Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Technology (Continued)
11,700	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR[1]	$530,127
		2,346,318
	Total Common Stocks (Cost $11,259,480)	17,043,563

	Short-Term Investments – 0.3%
58,375	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.26%[2]	58,375

	Total Short-Term Investments (Cost $58,375)	58,375

	Total Investments – 99.4% (Cost $11,317,855)	17,101,938
	Other Assets in Excess of Liabilities – 0.6%	105,585

	Total Net Assets – 100.0%	$17,207,523

ADR – American Depositary Receipt

PLC – Public Limited Company

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

RNC Genter Dividend Income Fund

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

RNC Genter Dividend Income Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation and current income. The Fund commenced investment operations on December 31, 2008.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in an open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes

At January 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$11,321,796

Gross unrealized appreciation	$5,789,023
Gross unrealized depreciation	(8,881)
Net unrealized appreciation	$5,780,142

RNC Genter Dividend Income Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

January 31, 2018 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments
Common Stocks*	$17,043,563	$-	$-	$17,043,563
Short-Term Investments	58,375	-	-	58,375
Total Investments	$17,101,938	$-	$-	$17,101,938

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	04/02/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	04/02/18

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	04/02/18

*	Print the name and title of each signing officer under his or her signature.